11. Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of compensation

The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2020, 2019 and 2018, were as follows:

(In thousands of Brazilian Reais)

	Base salary			Variable compensation			Stock option plan – Note 25			Total compensation
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Board of directors (*)	67,716	38,207	12,256	-	-	-	4,056	2,366	-	71,772	40,573	12,256
Executive officers	36,868	33,373	42,695	11,175	12,943	15,083	10,906	15,596	29,267	58,949	61,912	87,045
Fiscal Council	331	-	228	-	-	-	-	-	-	331	-	228
	104,915	71,580	55,179	11,175	12,943	15,083	14,962	17,962	29,267	131,052	102,485	99,529
% share-based payment over the total compensation							11.4%	17.5%	9.4%

(*) Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

Schedule of related party balances and transactions

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2018

Controlling shareholders
Casino (i)	-	-	-	5	-	-	-	24	(91)	(57)	(64)
Foncière Euris (i)	-	-	-	-	-	-	-	1	(3)	(1)	(2)
Helicco Participações (i)	-	-	-	-	-	-	-	-	-	(3)	(7)
Geant international	-	-	-	-	-	-	-	-	-	(3)
Associates
FIC (iii)	15	24	31	36	12	39	-	-	55	83	152
Puntos Colombia (v)	-	-	37	28	-	-	54	43	(114)	(13)
Tuya (vi)	-	-	31	26	-	-	1	-	24	21
Other related parties
Greenyellow (iv)	-	-	-	-	-	-	119	134	(84)	(35)
Sendas Distribuidora (viii)	-	-	42	-	-	-	169	-	-	-	-
Casino Group (vii)	13	12	12	8	-	1	19	13	(30)	(4)	(39)
Others	-	-	1	1	-	-	-	-	-	-
Total	28	36	154	104	12	40	362	215	(243)	(12)	(40)